Digital assets, details of bitcoin (Details)		Dec. 31, 2021 CAD ($) Bitcoin	Dec. 31, 2020 CAD ($) Bitcoin	Dec. 31, 2019 CAD ($) Bitcoin
Amount of digital assets [Abstract]
Digital assets - held in custody | $		$ 206,531,160	$ 75,505,472
Digital assets loaned or pledged [Abstract]
Lending arrangements | $	[1]	117,414,635	0
Pledged as collateral | $	[2]	0	26,456,199
Total digital assets | $		$ 323,945,795	$ 101,961,671	$ 27,310,725
Number of digital assets [Abstract]
Number of digital assets held in custody | Bitcoin		3,518	2,046
Digital assets loaned or pledged [Abstract]
Number of digital assets in lending arrangements | Bitcoin	[1]	2,000	0
Number of digital assets pledged as collateral | Bitcoin	[2]	0	716
Number of digital assets | Bitcoin		5,518	2,762	2,923

[1]	Bitcoin subject to lending arrangements.
[2]	As of December 31, 2020, the Company had pledged 716 Bitcoin as collateral for a loan. This loan has been subsequently repaid in 2021 and all Bitcoin pledged as collateral has been returned to the Company.